UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

NY Tax Free Money Fund Investment
Investment Portfolio as of March 31, 2005 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Amount ($)             Value ($)
                                                                                         -----------------------------------
Municipal Investments 99.7%
New York 89.1%
Albany, NY, Industrial Development Agency, Civic Facilities
Revenue, University of Albany Foundation, Series A,
2.3%*, 11/1/2032 (a)                                                                          285,000               285,000
Erie County, NY, Industrial Development Agency, Civic Facilities
Revenue, Subordinate Adult Services, 2.35%*, 6/1/2022, KeyBank NA (b)                       5,085,000             5,085,000
Long Beach, NY, Public Improvement, Series A, 3.0%, 7/15/2005 (a)                           1,470,000             1,473,811
Long Island, NY, Power Authority, Electric System Revenue,
Series 2A, 2.23%*, 5/1/2033, WestLB AG (b)                                                  1,000,000             1,000,000
Nassau, NY, Health Care Corp., Revenue Bond,
Series 2004-C2, 2.2%*, 8/1/2029 (a)                                                         1,350,000             1,350,000
New York, General Obligation, 2.0%, 6/6/2005                                                3,200,000             3,200,000
New York, Jay Street Development Corp., Centers Facilities
Lease Revenue, Series A-2, 2.27%*, 5/1/2022, Depfa Bank PLC (b)                               300,000               300,000
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 2.24%*, 11/1/2026 (a)                                                             400,000               400,000
Series 848-D, 144A, 2.3%*, 11/15/2021 (a)                                                   2,800,000             2,800,000
Series PA-1083, 144A, 2.31%*, 5/15/2010 (a)                                                 1,450,000             1,450,000
Series 1040, 144A, 2.31%*, 11/15/2020 (a)                                                   1,100,000             1,100,000
New York, State Dormitory Authority Revenue:
Series 1997, 1.94%, 4/6/2005                                                                1,685,000             1,685,000
Series 1997, 1.98%, 6/6/2005                                                                1,000,000             1,000,000
Series B09, 144A, 2.32%*, 3/15/2023 (a)                                                       350,000               350,000
New York, State Dormitory Authority Revenue,
Columbia University, Series A-1, 3.0%, 7/1/2005                                             2,800,000             2,807,513
New York, State Dormitory Authority Revenue, Cornell University:
Series A, 2.24%*, 7/1/2029                                                                  1,490,000             1,490,000
Series B, 2.24%*, 7/1/2030                                                                  1,400,000             1,400,000
Series B, 2.91%*, 7/1/2025                                                                    100,000               100,000
New York, State Dormitory Authority Revenue, Mental Health
Services, Series D-2A, 2.28%*, 2/15/2031 (a)                                                  900,000               900,000
New York, State Environmental Facilities Corp., Clean Water &
Drinking, Pooled Financing Program, Series A, 3.0%, 5/15/2005                               1,500,000             1,501,853
New York, State General Obligation, Series B,
1.58%, 3/15/2030, Dexia Credit Local (b)                                                      870,000               870,000
New York, State Housing Finance Agency Revenue, Historic
Front Street, Series A, 2.3%*, 11/1/2036, Bank of New York (b)                                400,000               400,000
New York, State Housing Finance Agency Revenue, Normandie
Court I Project, 2.22%*, 5/15/2015, Landesbank Hessen-Thuringen (b)                           650,000               650,000
New York, State Housing Finance Agency, Service Contract Revenue,
Series D, 2.25%*, 3/15/2026, State Street Bank & Trust Co. (b)                              1,600,000             1,600,000
New York, State Local Government Assistance Corp.,
Series F, 2.21%*, 4/1/2025, Societe Generale (b)                                            1,300,000             1,300,000
Series A-BV, 2.2%*, 4/1/2021 (a)                                                            1,190,000             1,190,000
Series 3-V, 2.26%*, 4/1/2024 (a)                                                              700,000               700,000
New York, State Power Authority Revenue & General Purpose,
2.15%, 3/1/2016                                                                             1,000,000             1,000,000
New York, Tobacco Settlement Financing Corp.,
Series R-2003, 144A, 2.32%*, 6/1/2021 (a)                                                   1,980,000             1,980,000
Series R-6500, 144A, 2.32%*, 6/1/2021 (a)                                                   2,255,000             2,255,000
Series PA-1894, 144A, 2.35%*, 6/1/2012                                                        585,000               585,000
New York City, NY, Housing Development Corp., Mortgage Revenue,
Columbus Apartments, Series A, 2.23%*, 3/15/2025                                            6,250,000             6,250,000
New York City, NY, Industrial Development Agency,
Civic Facility Revenue, Abraham Joshua Heschel Project,
2.33%*, 4/1/2032, Allied Irish Bank PLC (b)                                                 1,505,000             1,505,000
New York City, NY, Industrial Development Agency,
Civic Facility Revenue, Allen Stevenson School, 2.3%*, 12/1/2034,
Allied Irish Bank PLC (b)                                                                     750,000               750,000
New York City, NY, Industrial Development Agency,
Civic Facility Revenue, Peninsula Hospital Center Project,
2.35%*, 12/1/2013, JPMorgan Chase Bank (b)                                                    830,000               830,000
New York City, NY, Municipal Water Finance Authority,
Water & Sewer System Revenue:
Series C-2, 2.22%*, 6/15/2018                                                               1,950,000             1,950,000
Series F-1, 2.28%*, 6/15/2033                                                               1,855,000             1,855,000
Series PT-2114, 144A, 2.3%*, 12/15/2011                                                     1,200,000             1,200,000
New York City, NY, Transitional Finance Authority Revenue,
Series A-40, 144A, 2.32%*, 11/1/2026 (a)                                                      980,000               980,000
New York City, NY, Transitional Finance Authority Revenue,
Future Tax Secured:
Series A-1, 2.27%*, 11/15/2022                                                                 45,000                45,000
Series A, 2.27%*, 2/15/2030                                                                   745,000               745,000
New York City, NY, Transitional Finance Authority Revenue,
NYC Recovery:
Series 3G, 2.22%*, 11/1/2022                                                                1,215,000             1,215,000
Series 3C, 2.27%*, 11/1/2022                                                                  200,000               200,000
New York City, NY, Transitional Finance Authority,
Star Certificate, Series 2003-7, 144A, 2.31%*, 2/1/2009                                     3,925,000             3,925,000
New York City, NY, Trust For Cultural Resources Revenue,
Asia Society, 2.24%*, 4/1/2030, The Chase Manhattan Bank (b)                                  875,000               875,000
New York City, NY, Trust For Cultural Resources Revenue,
Museum of Broadcasting, 2.23%*, 5/1/2014, KBC Bank NV (b)                                     710,000               710,000
New York State, Power Authority, 2.05%, 5/2/2005                                            1,000,000             1,000,000
New York, NY, General Obligation, Series H-6,
2.24%*, 3/1/2034, Fleet National Bank (b)                                                     600,000               600,000
New York, NY, Municipal Securities Trust Receipts,
Series SG-109, 144A, 2.31%, 6/1/2027                                                        3,000,000             3,000,000
New York, NY, State General Obligation:
Series A-3, 2.23%*, 8/1/2031, BNP Paribas (b)                                               1,565,000             1,565,000
Series H-4, 2.28%*, 8/1/2015 (a)                                                              900,000               900,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 2.23%*, 1/1/2031 (a)                                                                305,000               305,000
Series R-2013, 144A, 2.3%*, 11/15/2021 (a)                                                    300,000               300,000
Series B-13, 144A, 2.32%*, 11/15/2021 (a)                                                     920,000               920,000
Oneida Indian Nation, NY, County General Obligation,
Revenue Bond, 2.28%*, 10/1/2032, Bank of America NA (b)                                     2,475,000             2,475,000
Onondaga County, NY, Industrial Development Agency,
Civic Facilities Revenue, YMCA of Greater Syracuse,
Series A, 2.35%*, 11/1/2025, HSBC Bank PLC (b)                                              3,700,000             3,700,000
Otsego County, NY, Industrial Development Agency,
Civic Facilities Revenue, Noonan Community Service Corp. Project,
Series A, 2.33%*, 3/1/2025, Wilber National Bank (b)                                        1,435,000             1,435,000
Port Authority of New York & New Jersey, 1.92%, 4/7/2005                                      700,000               700,000
Schenectady County, NY, Industrial Development Agency,
Civic Facilities Revenue, Sunnyview, Series B,
2.3%*, 8/1/2033, KeyBank NA (b)                                                             2,390,000             2,390,000
Schoharie County, NY, Industrial Development Agency,
Civic Facilities Revenue, Bassett Hospital Project, Series A,
144A, 2.35%*, 2/1/2021, KeyBank NA (b)                                                        215,000               215,000
Yates County, NY, Industrial Development Agency,
Civic Facilities Revenue, Series B, 2.3%*, 9/1/2015, KeyBank NA (b)                         1,250,000             1,250,000
Yonkers, NY, Industrial Development Agency, Civic Facilities
Revenue, 2.3%*, 7/1/2021, Bank of New York (b)                                              1,000,000             1,000,000
                                                                                                               ------------
                                                                                                                 86,998,177

Puerto Rico 10.6%
ABN AMRO Munitops, Certificates Trust,
Series 2000-17, 144A, 2.29%*, 10/1/2008                                                     8,550,000             8,550,000
Commonwealth of Puerto Rico, General Obligation,
Series 813-D, 144A, 2.3%*, 7/1/2020 (a)                                                     1,780,000             1,780,000
                                                                                                               ------------
                                                                                                                 10,330,000

                                                                                                 % of
                                                                                           Net Assets              Value ($)
                                                                                           ----------              ---------

Total Investment Portfolio  (Cost $97,328,177)                                                   99.7            97,328,177
Other Assets and Liabilities, Net                                                                 0.3               247,044
                                                                                                               ------------
Net Assets                                                                                      100.0            97,575,221
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2005.

(a) Bond is insured by one of these companies:
                                                             As of % of Total
Insurance Coverage                                         Investment Portfolio
-------------------------------------------------------------------------------
AMBAC            AMBAC Assurance Corp.                                6.3
-------------------------------------------------------------------------------
FGIC             Financial Guaranty Insurance Company                 6.3
-------------------------------------------------------------------------------
FSA              Financial Security Assurance                         4.7
-------------------------------------------------------------------------------
MBIA             Municipal Bond Investors Assurance                   4.7
-------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         New York Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          New York Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005